Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents (Note 1)	$ 46,836	$ 5,498
Accounts receivable, net of allowances of $5,256 and $4,189 as of December 31, 2010 and 2009	100,020	67,617
Deferred tax asset, current	18,087	14,423
Prepaid expenses and other current assets	19,811	8,442
Total current assets	184,754	95,980
Property and equipment, net	77,737	54,960
Other long term assets
Goodwill	1,035,697	511,861
Intangible assets, net	484,438	95,589
Other	62,727	20,154
Other long term assets	1,582,862	627,604
Total assets	1,845,353	778,544
Current liabilities
Accounts payable	18,107	8,680
Accrued revenue share obligation and rebates	57,744	31,948
Accrued payroll and benefits	22,149	12,874
Other accrued expenses	22,268	7,410
Deferred revenue, current portion	36,533	24,498
Deferred purchase consideration (Note 5)	119,912	0
Current portion of notes payable	6,350	13,771
Current portion of finance obligation	186	163
Total current liabilities	283,249	99,344
Notes payable, less current portion	628,650	201,390
Bonds payable (Note 7)	325,000	0
Finance obligation, less current portion	9,505	9,694
Deferred revenue, less current portion	9,597	7,380
Deferred tax liability	150,887	19,239
Other long term liabilities	2,882	4,125
Total liabilities	1,409,770	341,172
Commitments and contingencies
Stockholders' equity
Common stock, $0.01 par value, 150,000,000 shares authorized; 58,410,000 and 56,715,000 shares issued and outstanding as of December 31, 2010 and 2009	584	567
Additional paid-in capital	668,028	639,315
Accumulated other comprehensive loss (Note 14)	0	(1,605)
Accumulated deficit	(233,029)	(200,905)
Total stockholders' equity	435,583	437,372
Total liabilities and stockholders' equity	$ 1,845,353	$ 778,544